Note 19	6 Months Ended
Jun. 30, 2024
Other Assets And Liabilities [Abstract]
Disclosure of Other Assets And Liabilities [Text Block]	Other assets and liabilities
The breakdown of the balance under these headings in the condensed consolidated balance sheets is as follows:

Other assets and liabilities (Millions of Euros)
	June 2024	December 2023
ASSETS
Inventories	267	276
Transactions in progress	167	41
Accruals	1,853	1,368
Other items	1,731	1,174
Total	4,017	2,859
LIABILITIES
Transactions in progress	383	133
Accruals	2,840	2,878
Other items	3,234	2,466
Total	6,457	5,477